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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-147008



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

        POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED AUGUST 1, 2008
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The second sentence in the first paragraph of the section titled POLARIS REWARDS
FEATURE is hereby replaced with the following: "You can elect this feature at the time of contract issue."





Dated: August 25, 2008




                Please keep this Supplement with your Prospectus